SEGMENT INFORMATION - Segment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Cost of revenue	$ 1,002,412	$ 1,219,231	$ 1,495,645
Selling and marketing expense	738,225	803,325	1,008,160
General and administrative expense	499,091	518,733	518,204
Product development expense	228,327	237,948	244,207
Total operating costs and expenses	2,650,799	3,157,186	3,698,957
Dotdash Meredith
Segment Reporting Information [Line Items]
Total operating costs and expenses	1,481,809	1,472,136	1,782,550
Operating Segments | Digital
Segment Reporting Information [Line Items]
Cost of revenue	272,225	240,985	309,100
Selling and marketing expense	221,862	192,204	196,696
General and administrative expense	97,932	102,751	127,671
Product development expense	123,005	113,517	111,319
Total operating costs and expenses	715,024	649,457	744,786
Operating Segments | Print
Segment Reporting Information [Line Items]
Cost of revenue	389,089	415,354	527,858
Selling and marketing expense	290,709	280,302	402,564
General and administrative expense	49,898	52,335	54,082
Product development expense	10,556	11,239	10,489
Total operating costs and expenses	740,252	759,230	994,993
Operating Segments | Care.com
Segment Reporting Information [Line Items]
Cost of revenue	79,167	91,494	88,806
Selling and marketing expense	99,612	108,320	108,840
General and administrative expense	91,146	60,826	57,788
Product development expense	54,514	58,194	60,237
Total operating costs and expenses	324,439	318,834	315,671
Operating Segments | Search
Segment Reporting Information [Line Items]
Traffic acquisition costs and online marketing	328,573	536,099	596,080
Other segment items	41,616	48,656	51,865
Total operating costs and expenses	370,189	584,755	647,945
Other | Dotdash Meredith
Segment Reporting Information [Line Items]
Total operating costs and expenses	47,766	84,438	65,682
Intersegment eliminations | Dotdash Meredith
Segment Reporting Information [Line Items]
Total operating costs and expenses	$ (21,233)	$ (20,989)	$ (22,911)